UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-09891

Dreyfus Opportunity Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10 166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	09/30
Date of reporting period:	06/30/16

The following N-Q relates only to the Registrant's series listed below and does not affect the other series of the Registrant, which have a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q Form will be filed for those series, as appropriate.

Dreyfus Natural Resources Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Natural Resources Fund
June 30, 2016 (Unaudited)

Common Stocks - 99.1%	Shares		Value ($)
Chemicals - 1.8%
Dow Chemical	78,096		3,882,152
Energy Services - 9.4%
Calfrac Well Services	590,439		1,773,214
Flotek Industries	121,549	[a,b]	1,604,447
Halliburton	48,978		2,218,214
Newpark Resources	394,639	[b]	2,284,960
Schlumberger	88,805		7,022,699
Superior Energy Services	273,459		5,034,380
			19,937,914
Food Products - 6.7%
Archer-Daniels-Midland	134,035		5,748,761
ConAgra Foods	119,360		5,706,602
Wilmar International	1,185,800		2,888,933
			14,344,296
Forest Products & Other - 4.6%
Packaging Corporation of America	60,425		4,044,245
Vulcan Materials	47,459		5,712,165
			9,756,410
Integrated Energy - 24.5%
Galp Energia	708,938		9,845,434
Occidental Petroleum	164,193		12,406,423
Phillips 66	72,926	[a]	5,785,949
PTT	471,900		4,214,195
Rosneft, GDR	567,573		2,912,413
Total	252,602		12,180,947
Valero Energy	98,133		5,004,783
			52,350,144
Metals & Mining - 19.9%
Freeport-McMoRan	549,326	[a]	6,119,492
Glencore	3,557,994	[b]	7,269,509
Nucor	148,054		7,315,348
POSCO	30,651		5,415,443
Rio Tinto	202,448		6,971,706
Teck Resources, Cl. B	382,671		5,038,302

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.1% (continued)	Shares		Value ($)
Metals & Mining - 19.9% (continued)
Vale, ADR	871,968	[a]	4,412,158
			42,541,958
Natural Gas-E&P - 5.4%
Cabot Oil & Gas	209,519		5,393,019
EOG Resources	72,940		6,084,655
			11,477,674
Oil-E&P - 4.3%
Anadarko Petroleum	88,244		4,698,993
Pioneer Natural Resources	29,789		4,504,395
			9,203,388
Precious Metals - 13.2%
Franco-Nevada	93,920		7,141,686
Newcrest Mining	547,685	[b]	9,417,851
Newmont Mining	296,505		11,599,275
			28,158,812
Seed & Fertilizer - 7.1%
Agrium	64,630		5,847,440
Monsanto	70,190		7,258,348
Mosaic	77,644	[a]	2,032,720
			15,138,508
Utilities - 2.2%
NextEra Energy	35,301		4,603,250
Total Common Stocks (cost $193,258,857)			211,394,506
Other Investment - 4.3%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $9,203,061)	9,203,061	[c]	9,203,061
Investment of Cash Collateral for Securities Loaned - 3.7%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund, Institutional Shares
(cost $7,854,812)	7,854,812	[c]	7,854,812
Total Investments (cost $210,316,730)	107.1%		228,452,379
Liabilities, Less Cash and Receivables	(7.1%)		(15,157,392)
Net Assets	100.0%		213,294,987
ADR—American Depository Receipt
GDR—Global Depository Receipt

[a] Security, or portion thereof, on loan. At June 30, 2016, the value of the fund’s securities on loan was $18,226,383 and the value of the collateral held by the fund was $18,265,426, consisting of cash collateral of $7,854,812 and U.S. Government & Agency securities valued at $10,410,614.
[b] Non-income producing security.
[c] Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Integrated Energy	24.5
Metals & Mining	19.9
Precious Metals	13.2
Energy Services	9.4
Money Market Investments	8.0
Seed & Fertilizer	7.1
Food Products	6.7
Natural Gas-E&P	5.4
Forest Products & Other	4.6
Oil-E&P	4.3
Utilities	2.2
Chemicals	1.8
107.1
† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Natural Resources Fund
June 30, 2016 (Unaudited)

The following is a summary of the inputs used as of June 30, 2016 in valuing the fund’s investments:

		Level 2 - Other		Level 3 -
	Level 1 -	Significant		Significant
	Unadjusted	Observable		Unobservable
	Quoted Prices	Inputs		Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Domestic Common
Stocks†	126,065,275	-			126,065,275
Equity Securities - Foreign Common
Stocks†	4,412,158	80,917,073	††	-	85,329,231
Mutual Funds	17,057,873	-		-	17,057,873
Other Financial Instruments:
Forward Foreign Currency Exchange
Contracts†††		5,541			5,541
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange
Contracts†††	-	(2,449)		-	(2,449)

† See Statement of Investments for additional detailed categorizations.

††Securities classified within Level 2 at period end as the values were determined pursuant to the fund's fair valuation procedures.
†††Amount shown represents unrealized appreciation (depreciation) at period end.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default

NOTES

probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at June 30, 2016 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on

NOTES

these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost		Appreciation
Contracts	Amounts	($)	Value ($) (Depreciation)($)
Purchases:
Bank of America
Australian Dollar,
Expiring
7/1/2016	737,986	548,123	550,391	2,268
Barclays Bank
Euro,
Expiring
7/1/2016	645,903	717,591	716,794	(797)
Goldman Sachs International
Canadian Dollar,
Expiring
7/5/2016	774,380	596,167	599,388	3,221
Northern Trust Bank
British Pound,
Expiring
7/1/2016	168,207	225,579	223,927	(1,652)
Singapore Dollar,
Expiring
7/1/2016	131,022	97,210	97,262	52
Gross Unrealized Appreciation				5,541
Gross Unrealized Depreciation				(2,449)

At June 30, 2016, accumulated net unrealized appreciation on investments was $18,135,649, consisting of $22,140,800 gross unrealized appreciation and $4,005,151 gross unrealized depreciation.

At June 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Opportunity Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    August 11, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    August 11, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    August 11, 2016

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)